Commitments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments [Line Items]
Capital purchases commitments	$ 155.4	$ 123.8
Royalties	9.1	11.7
Outstanding commitments made by entity, related party transactions	115.1	89.4
Royal Gold [Member]
Commitments [Line Items]
Extraordinary mining duty tax	1.2	1.1
Island Gold
Commitments [Line Items]
Royalties	2.6	5.3
Net Smelter Royalty [Member] | AuRico Metals [Member]
Commitments [Line Items]
Royalties	$ 5.3	$ 5.3
Royalty rate	1.50%
Net Smelter Royalty [Member] | Island Gold
Commitments [Line Items]
Royalty rate	2.20%